Derivative Instruments and Hedging Activities Derivative Fair Value (Details) - Fair Value, Measurements, Recurring [Member] - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Fair Value, Net	$ 0	$ 0
Fair Value, Inputs, Level 1 [Member] | Foreign currency forwards [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Gross Asset	0	0
Fair Value, Inputs, Level 1 [Member] | Commodity swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Fair Value, Gross Liability	0	0
Fair Value, Inputs, Level 1 [Member] | Swaption [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Gross Asset	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Fair Value, Net	15,900,000	22,700,000
Fair Value, Inputs, Level 2 [Member] | Foreign currency forwards [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Gross Asset	19,500,000	44,100,000
Fair Value, Inputs, Level 2 [Member] | Commodity swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Fair Value, Gross Liability	(20,300,000)	(21,400,000)
Fair Value, Inputs, Level 2 [Member] | Swaption [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Gross Asset	16,700,000
Significant unobservable inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Fair Value, Net	0	0
Significant unobservable inputs (Level 3) [Member] | Foreign currency forwards [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Gross Asset	0	0
Significant unobservable inputs (Level 3) [Member] | Commodity swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Fair Value, Gross Liability	0	0
Significant unobservable inputs (Level 3) [Member] | Swaption [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Gross Asset	0
Reported Value Measurement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative, Fair Value, Net	15,900,000	22,700,000
Reported Value Measurement [Member] | Foreign currency forwards [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Gross Asset	19,500,000	44,100,000
Reported Value Measurement [Member] | Commodity swaps [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Fair Value, Gross Liability	(20,300,000)	$ (21,400,000)
Reported Value Measurement [Member] | Swaption [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Gross Asset	$ 16,700,000